Financial risk management - Liquidity risk (Details) - Liquidity risk	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Liquidity risk
Number of additional clinical trails | item	3
Financial liabilities	$ 39,445,853	$ 18,617,175
Trade and other payables
Liquidity risk
Financial liabilities	10,889,554	12,319,117
Payable on completion of clinical trial
Liquidity risk
Financial liabilities	500,000	500,000
Derivative liabilities
Liquidity risk
Financial liabilities	12,626,299	5,798,058
Term Loan
Liquidity risk
Financial liabilities	15,430,000
Less than 1 year
Liquidity risk
Financial liabilities	11,389,554	12,819,117
Less than 1 year | Trade and other payables
Liquidity risk
Financial liabilities	10,889,554	12,319,117
Less than 1 year | Payable on completion of clinical trial
Liquidity risk
Financial liabilities	500,000	500,000
Between 1 and 2 years
Liquidity risk
Financial liabilities	4,699,701
Between 1 and 2 years | Term Loan
Liquidity risk
Financial liabilities	4,699,701
Between 2 and 5 years
Liquidity risk
Financial liabilities	23,356,598	5,798,058
Between 2 and 5 years | Derivative liabilities
Liquidity risk
Financial liabilities	12,626,299	$ 5,798,058
Between 2 and 5 years | Term Loan
Liquidity risk
Financial liabilities	$ 10,730,299